Note 11 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
2022, amount		$ 7,171
2022, weighted interest rate		2.10%
2023, amount	$ 57,000	$ 7,000
2023, weighted interest rate	2.22%	2.16%
2024, amount	$ 6,167	$ 6,167
2024, weighted interest rate	2.05%	2.05%
2025, amount	$ 2,855	$ 2,855
2025, weighted interest rate	1.25%	1.25%
Total FHLB long-term debt, amount	$ 66,022	$ 23,193
Total FHLB long-term debt, weighted interest rate	2.16%	2.00%